Shareholders Equity (USD $)	Common Stock Founder and President	Common Stock Services	Common Stock Cash	Common Stock Private Placement	Common Stock	Accumulated Additional Paid-In Capital Services	Accumulated Additional Paid-In Capital Cash	Accumulated Additional Paid-In Capital Private Placement	Accumulated Additional Paid-In Capital	Common Stock Payable Services	Deficit During Development Stage	Total	Total Founders	Total Services	Total Cash	Total Private Placement
Beginning Balance at Nov. 22, 2009
Issuance of common stock (in shares)	20,000,000	310,000	3,000,000
Issuance of common stock	$ 2,000	$ 31	$ 300			$ 77,469	$ 26,343
Net loss											(4,015)	4,015	2,000	77,500	26,643
Ending Balance at Dec. 31, 2009					2,331				103,812		4,015	102,128
Ending Balance (in shares) at Dec. 31, 2009					23,310,000
Issuance of common stock (in shares)				217,000
Issuance of common stock				22				54,228
Net loss											(171,893)	(171,893)		37,803		54,250
Ending Balance at Dec. 31, 2010					2,353				158,040		(175,908)	22,288
Ending Balance (in shares) at Dec. 31, 2010					23,527,000
Issuance of common stock (in shares)		155,000	95,000
Issuance of common stock		15	9			38,735	23,741			(38,750)
Forgiveness of Common Stock Payable for service										(24,369)
Net loss											(79,884)	(79,884)
Ending Balance at Dec. 31, 2011					2,377				220,516		(255,792)	(32,899)		25,316	23,750
Ending Balance (in shares) at Dec. 31, 2011					23,777,000
Net loss											(5,046)	(5,046)
Ending Balance at Mar. 31, 2012					2,377				220,516		(260,838)	(37,945)
Ending Balance (in shares) at Mar. 31, 2012					23,777,000
Issuance of common stock (in shares)					23,777,000
Net loss											(25,735)	(25,735)
Ending Balance at Jun. 30, 2012					2,377				220,516		(286,573)	(63,680)
Ending Balance (in shares) at Jun. 30, 2012					23,777,000
Issuance of common stock (in shares)		3,999,999	75,000		23,777,000
Issuance of common stock		400	8			39,599	1,033							39,999	1,041
Issuance of common stock for share exchange agreement (in shares)					15,500,000
Issuance of common stock for share exchange agreement					1,550				153,450			155,000
Net loss											(95,568)	(95,568)
Ending Balance at Sep. 30, 2012					$ 4,335				$ 414,598		$ (382,141)	$ 36,792
Ending Balance (in shares) at Sep. 30, 2012					43,351,999